Offerings	Jul. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,510,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,474.98
Offering Note	Viper Energy, Inc. and New Cobra Pubco, Inc. are the guarantor co-registrants of the 4.900% Senior Notes due 2030 and 5.700% Senior Notes due 2035, issued by Viper Energy Partners LLC, the registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2035
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,095,996,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 167,796.99
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.900% Senior Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.700% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.